Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
OPERATING ACTIVITIES
(Loss) Income for the period	$ (2,564)	$ 554
Add items not affecting cash:
Depreciation	30	45
Interest expense	1,307	1,347
Unrealized foreign exchange gain (loss)	(33)	18
Gain (Loss) on fair value of convertible debt derivatives and warrants	8	(3,129)
Loss on partial settlement of Sprott Facility	99
Stock compensation expense	440	218
Directors fees paid in deferred share units	38	26
Net change in non-cash working capital	(852)	(131)
Net cash flows from (used in) operating activities	(1,527)	(1,052)
FINANCING ACTIVITIES
Share issuance - warrant exercise		48
Proceeds from issuance of equity	12,736
Equity issuance costs	(592)	(157)
Sprott Facility principal repayments	(3,515)
Sprott Facility interest paid	(564)	(556)
Bank advisory fees paid	(2,890)
Lease payments made	(22)	(22)
Cash received from Waterberg partners	676	206
Net cash flows from (used in) financing activities	5,829	(481)
INVESTING ACTIVITIES
Performance bonds	(17)	19
Waterberg exploration expenditures	(1,032)	(2,821)
Net cash flows from (used in) investing activities	(1,049)	(2,802)
Net increase (decrease) in cash	3,253	(4,335)
Effect of foreign exchange on cash	219	(132)
Cash, beginning of period	1,308	5,550
Cash end of period	$ 4,780	$ 1,083